Other reserves	12 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Other reserves	Note 29: Other reserves

	2024 £m	2023 £m	2022 £m
Merger reserve[1]	6,348	6,348	6,348
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	(249)	(322)	(393)
Cash flow hedging reserve	(3,568)	(3,554)	(5,168)
Foreign currency translation reserve	(142)	(77)	(44)
At 31 December	2,389	2,395	743
1There has been no movements in this reserve in 2024, 2023 or 2022.
The merger reserve arose on the transfer of HBOS plc from the Bank’s ultimate holding company in January 2010.
The revaluation reserves in respect of debt securities and equity shares held at fair value through other comprehensive income represent the cumulative after-tax unrealised change in the fair value of financial assets so classified since initial recognition; or in the case of financial assets obtained on acquisitions of businesses, since the date of acquisition.
The cash flow hedging reserve represents the cumulative after-tax gains and losses on effective cash flow hedging instruments that will be reclassified to the income statement in the periods in which the hedged item affects profit or loss.
The foreign currency translation reserve represents the cumulative after-tax gains and losses on the translation of foreign operations and exchange differences arising on financial instruments designated as hedges of the Group’s net investment in foreign operations.
Note 29: Other reserves continued
Movements in other reserves were as follows:

Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	2024 £m	2023 £m	2022 £m
At 1 January	(322)	(393)	(362)
Change in fair value	(52)	(41)	(132)
Deferred tax	14	11	34
Current tax	1	1	8
	(37)	(29)	(90)
Income statement transfers in respect of disposals (note 8)	157	140	76
Deferred tax	(44)	(38)	(23)
	113	102	53
Impairment recognised in the income statement	(3)	(2)	6
At 31 December	(249)	(322)	(393)

Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	2024 £m	2023 £m	2022 £m
At 1 January	–	–	–
Change in fair value	–	–	–
Deferred tax	–	–	(1)
	–	–	(1)
Realised gains and losses transferred to retained profits	–	–	–
Deferred tax	–	–	1
	–	–	1
At 31 December	–	–	–

Cash flow hedging reserve	2024 £m	2023 £m	2022 £m
At 1 January	(3,554)	(5,168)	(451)
Change in fair value of hedging derivatives	(2,317)	725	(6,520)
Deferred tax	649	(207)	1,803
	(1,668)	518	(4,717)
Net income statement transfers	2,297	1,517	(1)
Deferred tax	(643)	(421)	1
	1,654	1,096	–
At 31 December	(3,568)	(3,554)	(5,168)

Foreign currency translation reserve	2024 £m	2023 £m	2022 £m
At 1 January	(77)	(44)	(135)
Currency translation differences arising in the year	(65)	(33)	91
At 31 December	(142)	(77)	(44)